Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,150,000
Previously Paid Amount	0.00
Total Fee Amount	1,263.62
Total Offset Amount	0.00
Net Fee	1,263.62
Narrative - Max Aggregate Offering Price	$ 9,150,000
Final Prospectus	true